1
The Gabelli International Small Cap Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.2%
CONSUMER STAPLES  — 18.7%
15,000 Austevoll Seafood ASA ............................. $ 231,960
4,500 Fevertree Drinks plc .................................. 105,070
11,000 Glanbia plc ............................................... 127,611
30,000 Hotel Chocolat Group plc† ........................ 177,343
3,478 Interparfums SA ....................................... 209,226
4,000 Kobe Bussan Co. Ltd. ............................... 123,099
1,750 Laurent-Perrier ......................................... 185,463
2,500 Milbon Co. Ltd. ........................................ 112,012
6,000 Nomad Foods Ltd.† .................................. 135,480
32,000 PZ Cussons plc ........................................ 81,930
4,000 Sakata Seed Corp. .................................... 121,256
2,000 Viscofan SA ............................................. 118,614
1,729,064
HEALTH CARE  — 17.6%
12,212 AddLife AB, Cl. B ...................................... 338,453
500 Bachem Holding AG, Cl. B ......................... 275,172
1,800 Gerresheimer AG ...................................... 131,485
4,000 Idorsia Ltd.† ............................................ 79,906
2,300 MedPeer Inc.† .......................................... 74,150
230 Siegfried Holding AG ................................ 189,581
5,000 Takara Bio Inc. ......................................... 91,468
230 Tecan Group AG ....................................... 90,928
15,000 Tristel plc ................................................. 63,055
1,300 Vetoquinol SA .......................................... 190,725
600 Ypsomed Holding AG ............................... 105,380
1,630,303
CONSUMER DISCRETIONARY  — 14.9%
27,000 888 Holdings plc ...................................... 65,439
10,000 Beneteau SA† ........................................... 156,566
35,000 boohoo Group plc† ................................... 40,547
9,820 Entain plc† ............................................... 210,354
2,200 JINS Holdings Inc. ................................... 103,718
40,000 LeoVegas AB ............................................ 160,504
75,000 Mandarin Oriental International Ltd.† ........ 150,000
6,000 Raccoon Holdings Inc. .............................. 61,591
2,000 Tod's SpA† .............................................. 89,543
15,000 Treatt plc .................................................. 222,609
10,000 Zojirushi Corp. ......................................... 118,428
1,379,299
MATERIALS  — 12.1%
6,000 Alamos Gold Inc., Cl. A ............................. 50,520
13,850 Alamos Gold Inc., Toronto, Cl. A ............... 116,326
10,000 Eldorado Gold Corp.† ............................... 112,100
10,544 Endeavour Mining plc ............................... 261,544
5,000 Labrador Iron Ore Royalty Corp. ............... 168,020
4,000 MAG Silver Corp.† .................................... 64,760
9,000 Osisko Gold Royalties Ltd. ........................ 118,714
75,000 Perseus Mining Ltd. ................................. 110,171
Shares
Market
Value
80,000 Westgold Resources Ltd. .......................... $ 115,914
1,118,069
INFORMATION TECHNOLOGY  — 11.9%
15,000 Alphawave IP Group plc† .......................... 34,868
9,000 Genius Sports Ltd.† .................................. 41,400
7,500 GMO internet Inc. ..................................... 170,291
20,000 NCC Group plc ......................................... 47,974
30,000 Network International Holdings plc† .......... 110,346
3,000 Nynomic AG† ........................................... 129,152
6,000 Optex Group Co. Ltd. ................................ 84,402
100,000 Oxford Metrics plc .................................... 126,767
6,000 PSI Software AG ....................................... 257,535
20,000 WithSecure OYJ† ..................................... 101,001
1,103,736
INDUSTRIALS  — 9.4%
15,000 Aida Engineering Ltd. ............................... 128,982
50,000 Chemring Group plc ................................. 212,545
2,000 Clarkson plc ............................................. 96,643
4,000 Iveco Group NV† ...................................... 26,132
6,000 JGC Holdings Corp. .................................. 71,715
4,000 Loomis AB ............................................... 109,107
8,000 Maruwa Unyu Kikan Co. Ltd. ..................... 73,171
20,000 QleanAir AB .............................................. 83,827
23,000 Teraoka Seisakusho Co. Ltd. ..................... 66,918
869,040
FINANCIALS  — 7.9%
35,000 Brewin Dolphin Holdings plc ..................... 234,837
17,000 Polar Capital Holdings plc ......................... 138,565
4,000 Rothschild & Co. ...................................... 158,167
20,000 Tamburi Investment Partners SpA ............. 197,728
729,297
COMMUNICATION SERVICES  — 3.7%
9,000 Manchester United plc, Cl. A ..................... 130,230
3,190 Nordic Entertainment Group AB, Cl. B† ..... 128,809
2,000 Xilam Animation SA† ................................ 80,313
339,352
TOTAL COMMON STOCKS .................. 8,898,160
PREFERRED STOCKS  — 1.1%
HEALTH CARE  — 1.1%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 99,603
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.7%
$ 250,000 U.S. Treasury Bill,
0.325%††, 06/02/22 ............................. 249,860
TOTAL INVESTMENTS — 100.0%
(Cost $8,330,567) ................................. $ 9,247,623

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 71.3% $ 6,590,039
Japan ............................... 15.1 1,401,199
Canada .............................. 6.8 630,440
Asia/Pacific ......................... 4.1 376,085
United States ........................ 2.7 249,860
100.0% $ 9,247,623